Exhibit 99.08

LOANUID	LOANID	First Payment Date	Data Cutoff Date	Pay History Scope	Pay History Summary (MBA)	Months of Data Missing During Lookback	Delinquency During Lookback
xxxxxxx	38613022		05/31/2020	36	XXXX	0	22